BORROWINGS - Liabilities Arising From Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 508,810	$ 499,985
Cash flows:
Proceeds	302,031	190,673	$ 991,917
Repayments	(325,881)	(225,902)	(762,622)
Debt issuance costs	0	(70)	(7,862)
Non-cash:
Operating lease liabilities recognized under IFRS 16 as of January 1, 2019				$ 31,484
Lease additions	4,064	13,748
Lease disposals	(203)	(213)
Other non-cash additions	57
Amounts forgiven under forgivable government loans		(2,424)
Amortization of debt issuance costs	1,210	1,194
Foreign exchange and other	(124)	335
Reclassification	0	0
Ending balance	489,964	508,810	499,985
Borrowings, non-current (excluding lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	443,819	481,325
Cash flows:
Proceeds	234,972	104,169
Repayments	(248,903)	(136,403)
Debt issuance costs		(70)
Non-cash:
Other non-cash additions	57
Amounts forgiven under forgivable government loans		(2,424)
Amortization of debt issuance costs	1,210	1,194
Foreign exchange and other	(80)	197
Reclassification	(2,364)	(4,169)
Ending balance	428,711	443,819	481,325
Borrowings, current (excluding lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,235	12,948
Cash flows:
Proceeds	67,059	86,504
Repayments	(70,397)	(83,290)
Debt issuance costs		0
Non-cash:
Other non-cash additions	0
Amounts forgiven under forgivable government loans		0
Amortization of debt issuance costs	0	0
Foreign exchange and other	(130)	(96)
Reclassification	2,364	4,169
Ending balance	19,131	20,235	12,948
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	44,756	5,712
Cash flows:
Proceeds	0	0
Repayments	(6,581)	(6,209)
Debt issuance costs		0
Non-cash:
Operating lease liabilities recognized under IFRS 16 as of January 1, 2019				$ 31,484
Lease additions	4,064	13,748
Lease disposals	(203)	(213)
Foreign exchange and other	86	234
Reclassification	0	0
Ending balance	$ 42,122	$ 44,756	$ 5,712